Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (105,296,603)	$ (1,009,952)	$ (2,279,304)
Less: Net loss from discontinued operations			3,834,683
Net (loss) income from continuing operations	(105,296,603)	(1,009,952)	1,555,379
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation of property and equipment	27,829,730	13,113,964	3,324,655
(Gain) loss from disposal of property and equipment	(1,353,299)	3,746,247
Realized gain on exchange of digital assets	(6,548,841)	(20,813,167)	(1,434,544)
Impairment of digital assets	24,654,267	27,993,571	997,954
Impairment of property and equipment	50,038,650
Gain from sale of investment security	(1,039,999)
Share based compensation expenses in connection with restricted stock units and share options	2,262,691	20,461,318
Share based compensation expenses in connection with issuance of ordinary shares		1,446,098	456,000
Liquidated damage expenses	619,355
Gain from divestiture of a subsidiary	(52,383)
Loss from acquisition of a subsidiary			1,964
Deferred tax (benefits) expenses	(404,290)	404,291
Changes in fair value of investment security	545,412
Provision of doubtful accounts	129,845
Digital assets mined	(32,270,689)	(96,078,570)	(21,065,113)
Digital assets earned from staking	(25,904)
Changes in operating assets and liabilities:
Digital assets and stable coins	25,140,951	5,706,790	2,856,627
Other current assets	2,472,503	(257,736)	(1,762,167)
Other non-current assets	(2,318,629)	(5,538,500)
Accounts payable	3,163,976	21,551,220	14,284,286
Income tax recoverable/payable	(1,296,169)	559,774
Long-term income tax payable	276,728	2,767,276
Other payables and accrued liabilities	4,976,670	8,595,484	(186,731)
Net Cash Used in Operating Activities	(8,496,028)	(17,351,892)	(971,690)
Cash Flows from Investing Activities:
Purchases of property and equipment	(19,333,310)	(6,466,270)	(4,505,491)
Deposits for property and equipment		(40,374,950)
Proceeds from sales of property and equipment	1,081,075
Proceeds from disposal of long-term investment	1,706,665
Loss of cash in connection with divestiture of a subsidiary	(59,695)
Acquisition of cash in connection with acquisition of a subsidiary			11,326
Investment in an equity security	(2,000,000)
Net Cash Used in Investing Activities	(18,605,265)	(46,841,220)	(4,494,165)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares under private placement, net of issuance costs	21,010,000	74,958,366	5,248,000
Proceeds from issuance of ordinary shares under direct offering, net of issuance costs		34,255,000
Proceeds from issuance of convertible notes, net of issuance costs		1,280,000
Payment of liquidated damages related to private placement transactions	(2,219,355)	(3,200,000)
Withholding of common shares to pay employee withholding taxes	(76,820)	(1,094,859)
Proceeds from borrowings from related parties			7,000
Repayment of borrowings to related parties		(12,000)
Net Cash Provided by Financing Activities	18,713,825	106,186,507	5,255,000
Net (decrease) increase in cash, cash equivalents and restricted cash	(8,387,468)	41,993,395	(210,855)
Cash, cash equivalents and restricted cash, beginning of year	42,398,528	405,133	630,650
Cash, cash equivalents and restricted cash, end of year	34,011,060	42,398,528	419,795
Less: cash, cash equivalents and restricted cash from discontinued operations, end of year			14,662
Cash, cash equivalents and restricted cash from continuing operations, end of year	34,011,060	42,398,528	405,133
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax	734,200	125,000
Non-cash Transactions of Investing and Financing Activities
Collection of USDC from private placement		1,179,368	14,552,000
Proceeds from sales of miners in USDT		9,441,561
Investment in an investment security in USDC		(1,000,000)
Purchases of property and equipment in USDT		(21,103,910)
Purchases of property and equipment in USDC	(2,366,580)	(895,893)	(14,416,498)
Issuance of ordinary shares in exchange of property and equipment	(5,637,523)		(15,466,787)
Reclassification of deposits to property and equipment	(40,524,763)
Payment of deposits on equipment in BTC		(13,226,077)
Repayment of USDC to a related party		(329,722)
Collection of USDC from a related party			329,722
Collection of USDC from sales of property and equipment	712,800
Cash and cash equivalents	32,691,060	42,398,528
Restricted cash	1,320,000
Cash, cash equivalents and restricted cash	$ 34,011,060	$ 42,398,528